Operating Leases - Schedule of Operating Lease Liabilities (Details)	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Dec. 31, 2025 CNY (¥)
Schedule of Operating Lease Liabilities [Abstract]
Remaining of 2026		¥ 1,222,839
2027		2,458,767
2028		1,863,223
2029		630,567
Thereafter
Total lease payments		6,175,396
Less: imputed interest		(386,425)
Total lease liabilities		5,788,971
Less: current portion	$ (348,321)	(2,372,382)	¥ (1,125,674)
Non-current lease liabilities	$ 501,635	¥ 3,416,589	¥ 1,696,750